Selling, general and administrative expense	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expense
Note 20 — Selling, general and administrative expense
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Salaries and benefits	$230,911	$227,817
Rent and occupancy	59,314	54,105
Sales and marketing(1)	45,692	47,075
Office supplies and services	45,746	44,046
Professional fees	23,538	24,212
Insurance and compliance	9,528	9,066
Travel	7,609	6,580
Research and development	805	1,421
Other operating expense	5,299	4,212
Total selling, general and administrative expense	$428,442	$418,534

(1) Includes advertising costs of $20.7 million for the year ended December 31, 2025 and $18.4 million for the year ended December 31, 2024.